Operating Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 3,820	$ 4,134	$ 5,554
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,069	$ 2,727	$ 884